Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	889,996,263.86	39,737
Yield Supplement Overcollateralization Amount 11/30/23	96,705,469.46	0
Receivables Balance 11/30/23	986,701,733.32	39,737
Principal Payments	28,852,490.27	931
Defaulted Receivables	907,256.07	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	92,471,096.18	0
Pool Balance at 12/31/23	864,470,890.80	38,772

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.25%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	10,244,330.44	382
Past Due 61-90 days	3,298,799.66	117
Past Due 91-120 days	535,706.26	25
Past Due 121+ days	0.00	0
Total	14,078,836.36	524

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	349,147.63
Aggregate Net Losses/(Gains) - December 2023	558,108.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	0.56%
Third Prior Net Losses/(Gains) Ratio	0.08%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	9,941,415.24
Actual Overcollateralization	9,941,415.24
Weighted Average Contract Rate	5.92%
Weighted Average Contract Rate, Yield Adjusted	10.99%
Weighted Average Remaining Term	54.92

Flow of Funds	$ Amount
Collections	33,913,462.23
Investment Earnings on Cash Accounts	16,790.04
Servicing Fee	(822,251.44)
Transfer to Collection Account	-
Available Funds	33,108,000.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,809,223.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,290,416.03
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,941,415.24
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,855,726.33

Total Distributions of Available Funds	33,108,000.83

Servicing Fee	822,251.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	879,761,306.83
Principal Paid	25,231,831.27
Note Balance @ 01/16/24	854,529,475.56

Class A-1
Note Balance @ 12/15/23	57,111,306.83
Principal Paid	25,231,831.27
Note Balance @ 01/16/24	31,879,475.56
Note Factor @ 01/16/24	14.7521867%

Class A-2a
Note Balance @ 12/15/23	221,500,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	221,500,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-2b
Note Balance @ 12/15/23	154,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	154,000,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-3
Note Balance @ 12/15/23	316,300,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	316,300,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-4
Note Balance @ 12/15/23	84,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	84,000,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	31,200,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	31,200,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	15,650,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,020,443.23
Total Principal Paid	25,231,831.27
Total Paid	29,252,274.50

Class A-1
Coupon	5.60700%
Interest Paid	284,642.75
Principal Paid	25,231,831.27
Total Paid to A-1 Holders	25,516,474.02

Class A-2a
Coupon	5.57000%
Interest Paid	1,028,129.17
Principal Paid	0.00
Total Paid to A-2a Holders	1,028,129.17

Class A-2b
SOFR Rate	5.33844%
Coupon	5.74844%
Interest Paid	786,897.56
Principal Paid	0.00
Total Paid to A-2b Holders	786,897.56

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.8704628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2905716
Total Distribution Amount	28.1610344

A-1 Interest Distribution Amount	1.3171807
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	116.7599781
Total A-1 Distribution Amount	118.0771588

A-2a Interest Distribution Amount	4.6416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.6416667

A-2b Interest Distribution Amount	5.1097244
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.1097244

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	606.00
Noteholders' Principal Distributable Amount	394.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	2,603,351.22
Investment Earnings	11,629.17
Investment Earnings Paid	(11,629.17)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,429,732.95	3,116,435.38	2,143,002.88
Number of Extensions	194	101	91
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.31%	0.20%